Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Deposits from advertising agencies and customers	¥ 10,354	¥ 12,114
Accrued professional fees	3,003	3,545
Advertising and promotion expenses payables and accruals	217	1,267
General operating expenses payables and accruals	37,910	49,799
Deposits from potential house buyers	7,577	10,113
Others	12,595	12,204
Total	¥ 71,656	¥ 89,042